Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024	Mar. 23, 2023 USD ($)
Financial Instruments [Line Items]
Number of instruments held			0
Prepaid expenses and other current assets	$ 3.1
Net unrealized loss	7.8
Recognized of realized gains	$ 11.1	$ 1.0
Interest Rate Swap [Member]
Financial Instruments [Line Items]
Number of instruments held	2
Interest rate floor	0.00%			2.20%
Interest rate cap	1.92%			5.00%
Notional amount	$ 333.8			$ 400.0
Interest Rate Swap [Member] | Minimum
Financial Instruments [Line Items]
Variable interest rate	2.375%
Interest Rate Contract
Financial Instruments [Line Items]
Unrealized loss		$ (9.1)